Financial Assets and Financial Liabilities_Sensitivity Analysis Of Changes In Unobservable Inputs Assets(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Recognition in profit or loss
Favorable changes		₩ 87,422		₩ 62,274
Unfavorable changes		(70,977)		(54,250)
Other comprehensive income
Favorable changes		217,721		165,626
Unfavorable changes		(113,789)		(88,894)
Due from financial institutions
Recognition in profit or loss
Favorable changes	[1]	3		4
Unfavorable changes	[1]	(3)		(2)
Other comprehensive income
Favorable changes	[1]	2		32
Unfavorable changes	[1]	₩ (2)		₩ (47)
Description Of Interrelationships Between Unobservable Inputs And Of How They Might Magnify Or Mitigate Effect Of Changes In Unobservable Inputs On Fair Value Measurement Assets		For financial instruments at fair value through profit or loss, the changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation between underlying asset increase or decrease by 10%.		For financial instruments at fair value through profit or loss, the changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation between underlying asset increase or decrease by 10%.
Debt securities
Recognition in profit or loss
Favorable changes	[1],[2]	₩ 30,771		₩ 20,261
Unfavorable changes	[1],[2]	(27,062)		(17,885)
Other comprehensive income
Favorable changes	[1],[2]	2,341		2,183
Unfavorable changes	[1],[2]	₩ (2,276)		₩ (2,097)
Description Of Interrelationships Between Unobservable Inputs And Of How They Might Magnify Or Mitigate Effect Of Changes In Unobservable Inputs On Fair Value Measurement Assets		For financial instruments at fair value through profit or loss, the changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation between underlying asset increase or decrease by 10%. Sensitivity of fair values to unobservable parameters of private equity fund is practically impossible, but in the case of equity fund composed of real estates, the changes in fair value are calculated by shifting correlation between discount rate (-1~1%) and volatilities of real estate price (-1~1%).		For financial instruments at fair value through profit or loss, the changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation between underlying asset increase or decrease by 10%. Sensitivity of fair values to unobservable parameters of private equity fund is practically impossible, but in the case of equity fund composed of real estates, the changes in fair value are calculated by shifting correlation between discount rate (-1~1%) and volatilities of real estate price (-1~1%).
Equity securities
Recognition in profit or loss
Favorable changes	[1]	₩ 24,456	[3]	₩ 14,241	[4]
Unfavorable changes	[1]	(10,251)	[3]	(10,162)	[4]
Other comprehensive income
Favorable changes	[1]	1,110	[3]	848	[4]
Unfavorable changes	[1]	₩ (824)	[3]	₩ (656)	[4]
Description Of Interrelationships Between Unobservable Inputs And Of How They Might Magnify Or Mitigate Effect Of Changes In Unobservable Inputs On Fair Value Measurement Assets		For financial instruments at fair value through profit or loss, the changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation between underlying asset increase or decrease by 10%. For equity securities, the changes in fair value are calculated by shifting principal unobservable input parameters; such as, correlation between growth rate (0~2.2%) and discount rate.		For financial instruments at fair value through profit or loss, the changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation between underlying asset increase or decrease by 10%. For equity securities, the changes in fair value are calculated by shifting principal unobservable input parameters; such as, correlation between growth rate (0~2.2%) and discount rate, or liquidation value (-1~1%) and discount rate.
Loans
Recognition in profit or loss
Favorable changes	[1]	₩ 6,362		₩ 129
Unfavorable changes	[1]	(4,344)		(46)
Other comprehensive income
Favorable changes		0	[1]	0
Unfavorable changes		₩ 0	[1]	₩ 0
Description Of Interrelationships Between Unobservable Inputs And Of How They Might Magnify Or Mitigate Effect Of Changes In Unobservable Inputs On Fair Value Measurement Assets		For financial instruments at fair value through profit or loss, the changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation between underlying asset increase or decrease by 10%.		For financial instruments at fair value through profit or loss, the changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation between underlying asset increase or decrease by 10%.
Derivatives held for trading
Recognition in profit or loss
Favorable changes	[5]	₩ 25,830		₩ 27,639
Unfavorable changes	[5]	(29,317)		(26,155)
Other comprehensive income
Favorable changes	[5]	0		0
Unfavorable changes	[5]	₩ 0		₩ 0
Description Of Interrelationships Between Unobservable Inputs And Of How They Might Magnify Or Mitigate Effect Of Changes In Unobservable Inputs On Fair Value Measurement Assets		For Derivatives financial instruments, the changes in fair value are calculated by shifting principal unobservable input parameters; such as, price of underlying asset, volatility of stock price, interest rate increase or decrease by 10% and the loss given default ratio, discount rate increase or decrease by 1%		For Derivatives financial instruments, the changes in fair value are calculated by shifting principal unobservable input parameters; such as, price of underlying asset, volatility of stock price, interest rate increase or decrease by 10% and the loss given default ratio, discount rate increase or decrease by 1%
Equity securities
Recognition in profit or loss
Favorable changes		₩ 0	[3]	₩ 0	[4]
Unfavorable changes		0	[3]	0	[4]
Other comprehensive income
Favorable changes		214,268	[3]	162,563	[4]
Unfavorable changes		₩ (110,687)	[3]	₩ (86,094)	[4]
Description Of Interrelationships Between Unobservable Inputs And Of How They Might Magnify Or Mitigate Effect Of Changes In Unobservable Inputs On Fair Value Measurement Assets		For equity securities, the changes in fair value are calculated by shifting principal unobservable input parameters; such as, correlation between growth rate (0~2.2%) and discount rate.		For equity securities, the changes in fair value are calculated by shifting principal unobservable input parameters; such as, correlation between growth rate (0~2.2%) and discount rate, or liquidation value (-1~1%) and discount rate.

[1]	For financial instruments at fair value through profit or loss, the changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation between underlying asset by +/- 10%.
[2]	Sensitivity of fair values to unobservable parameters of private equity fund is practically impossible, but in the case of equity fund composed of real estates, the changes in fair value are calculated by shifting correlation between discount rate (-1~1%) and volatilities of real estate price (-1~1%).
[3]	For equity securities, the changes in fair value are calculated by shifting principal unobservable input parameters; such as, correlation between growth rate (0~2.2%) and discount rate.
[4]	For equity securities, the changes in fair value are calculated by shifting principal unobservable input parameters; such as, correlation between growth rate (0~2.2%) and discount rate, or liquidation value (-1~1%) and discount rate.
[5]	For Derivatives financial instruments, the changes in fair value are calculated by shifting principal unobservable input parameters; such as, price of underlying asset, volatility of stock price, interest rate by +/- 10% and the loss given default ratio, discount rate by +/- 1%.